Offerings	Mar. 19, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	767,500
Proposed Maximum Offering Price per Unit	1.09
Maximum Aggregate Offering Price	$ 836,575.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 115.53
Offering Note	(1) Includes 767,500 shares of common stock underlying stock options with a weighted average exercise price of $1.09 per share, that were previously excluded from registration, and is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). (2) Includes 898,000 shares of common stock underlying stock options with a weighted average exercise price of $2.07 per share included in the registration statement on Form S-1/A filed with the SEC on November 20, 2024 and excludes 87,500 shares of stock underlying stock options that have since expired, and is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended Securities Act. No shares have been registered or sold pursuant the registration statement on Form S-1/A filed with the SEC on November 20, 2024. (3) Pursuant to Rule 416 under the Securities Act, there is also being registered hereby such indeterminate number of additional Ordinary Shares of the Registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions. (4) Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum offering price.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	898,000
Proposed Maximum Offering Price per Unit	2.07
Maximum Aggregate Offering Price	$ 1,858,860.00
Amount of Registration Fee	$ 284.59
Offering Note	(1) Includes 767,500 shares of common stock underlying stock options with a weighted average exercise price of $1.09 per share, that were previously excluded from registration, and is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). (2) Includes 898,000 shares of common stock underlying stock options with a weighted average exercise price of $2.07 per share included in the registration statement on Form S-1/A filed with the SEC on November 20, 2024 and excludes 87,500 shares of stock underlying stock options that have since expired, and is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended Securities Act. No shares have been registered or sold pursuant the registration statement on Form S-1/A filed with the SEC on November 20, 2024. (3) Pursuant to Rule 416 under the Securities Act, there is also being registered hereby such indeterminate number of additional Ordinary Shares of the Registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions. (4) Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum offering price.